INVESTMENTS	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
INVESTMENTS
INVESTMENTS
Equity Accounting Method Investment Continuity

	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2018	$—	$206	$975	$32	$1,213
Equity pick-up (loss) from equity investees	—	39	14	(7)	46
Funds invested	—	—	—	5	5
Impairment charges	—	—	—	(30)	(30)
At December 31, 2018	$—	$245	$989	$—	$1,234
Acquisitions	3,195	—	—	58	3,253
Equity pick-up from equity investees	98	51	16	—	165
Funds invested	—	—	—	2	2
Dividends paid	(75)	—	(50)	—	(125)
Shareholder loan repayment	—	—	—	(2)	(2)
At December 31, 2019	$3,218	$296	$955	$58	$4,527

Summarized Equity Investee Financial Information
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2019	2018	2019	2018	2019	2018
Revenue	$1,123	$—	$315	$296	$685	$599
Cost of sales (excluding depreciation)	460	—	133	158	442	404
Depreciation	435	—	53	39	172	118
Finance expense	—	—	1	2	12	—
Other expense (income)	18	—	(2)	9	10	25
Income from continuing operations before tax	$210	$—	$130	$88	$49	$52
Income tax expense	(16)	—	(27)	(10)	(17)	(24)
Income from continuing operations after tax	$194	$—	$103	$78	$32	$28
Total comprehensive income	$194	$—	$103	$78	$32	$28
Summarized Balance Sheet
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2019	2018	2019	2018	2019	2018
Cash and equivalents	$453	$—	$43	$128	$139	$129
Other current assets[1]	338	—	67	68	632	602
Total current assets	$791	$—	$110	$196	$771	$731
Non-current assets	4,623	—	464	482	1,823	1,927
Total assets	$5,414	$—	$574	$678	$2,594	$2,658
Current financial liabilities (excluding trade, other payables & provisions)	$11	$—	$—	$48	$19	$18
Other current liabilities	35	—	63	41	99	85
Total current liabilities	$46	$—	$63	$89	$118	$103
Non-current financial liabilities (excluding trade, other payables & provisions)	44	—	150	331	11	12
Other non-current liabilities	648	—	14	14	536	546
Total non-current liabilities	$692	$—	$164	$345	$547	$558
Total liabilities	$738	$—	$227	$434	$665	$661
Net assets	$4,676	$—	$347	$244	$1,929	$1,997

[1]	Zaldívar other current assets include inventory of $543 million (2018: $533 million).
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP.

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid[1]	Zaldívar
Opening net assets	$—	$244	$1,997
Acquisition	4,632	—	—
Income for the period	194	103	32
Dividend	(150)	—	(100)
Closing net assets, December 31	$4,676	$347	$1,929
Barrick's share of net assets	2,107	173	965
Equity earnings adjustment	—	—	(10)
Goodwill recognition	1,111	123	—
Carrying value	$3,218	$296	$955

[1]	A $75 million non-interest bearing shareholder loan due from the Jabal Sayid JV is presented as part of Other Assets (refer to note 22).